Allowance for Loan and Lease Losses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 30, 2011
Residential Mortgage
Contractual UPB - commercial portfolio	$ 94,452	$ 96,254
Commercial and Commercial Real Estate Financing
Contractual UPB - commercial portfolio	$ 155,995	$ 196,855